Leases, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 468
2023	485
2024	474
2025	423
2026	423
Thereafter	97
Operating Lease, Liability	2,370
Less: Imputed interest	(190)
Present value operating lease liability	2,180
Operating Lease, Liability, Current	(355)	$ (12,350)
Operating Lease, Liability	$ 1,825